Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)
Supplement dated June 23, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Dodge & Cox now serves as a sub‑adviser to an allocated portion of the Large Cap Value Fund pursuant to an investment sub‑advisory agreement (the “Dodge & Cox Sub‑Advisory Agreement”) among Olive Street Investment Advisers, LLC, Dodge & Cox and Bridge Builder Trust (the “Trust”). The approval of the Dodge & Cox Sub‑Advisory Agreement by the Trust’s Board of Trustees was previously announced in a supplement dated June 5, 2026.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including in non‑U.S. dollar denominated securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financial sector. The Fund follows an investing style that favors value investments.
2.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Dodge & Cox, LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund”:
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox seeks to build a portfolio of individual securities that it believes to be undervalued relative to their long-term prospects. Fundamental bottom‑up research, a long-term investment horizon, and rigorous valuation discipline are central to its investment approach. Dodge & Cox conducts detailed research to assess underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the competence of a company’s management, are weighed against valuation in selecting individual securities. Dodge & Cox primarily invests in medium‑to‑large companies.

Bridge Builder Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)
Supplement dated June 23, 2026
to the Prospectus dated October 27, 2025, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Dodge & Cox now serves as a sub‑adviser to an allocated portion of the Large Cap Value Fund pursuant to an investment sub‑advisory agreement (the “Dodge & Cox Sub‑Advisory Agreement”) among Olive Street Investment Advisers, LLC, Dodge & Cox and Bridge Builder Trust (the “Trust”). The approval of the Dodge & Cox Sub‑Advisory Agreement by the Trust’s Board of Trustees was previously announced in a supplement dated June 5, 2026.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The first paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below) that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of April 30, 2025, companies with capitalizations greater than $2.0 billion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities, including in non‑U.S. dollar denominated securities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The Fund may also buy or sell derivatives, principally futures contracts, currency forwards and total return swaps, for cash equitization purposes. The Fund will employ completion portfolio strategies to seek to manage portfolio characteristics and achieve the Adviser’s preferred portfolio positioning for the Fund. The Fund may, from time to time, invest a significant portion of its total assets in securities of companies in certain sectors. As of September 30, 2025, the Fund had significant exposure to securities of companies in the financial sector. The Fund follows an investing style that favors value investments.
2.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), Dodge & Cox, LSV Asset Management (“LSV”), Russell Investment Management, LLC (“RIM”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company, LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
3.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Value Fund”:
Dodge & Cox’s Principal Investment Strategies
Dodge & Cox seeks to build a portfolio of individual securities that it believes to be undervalued relative to their long-term prospects. Fundamental bottom‑up research, a long-term investment horizon, and rigorous valuation discipline are central to its investment approach. Dodge & Cox conducts detailed research to assess underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, and the competence of a company’s management, are weighed against valuation in selecting individual securities. Dodge & Cox primarily invests in medium‑to‑large companies.